Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.2%)
	Linde plc	2,023,829	644,954
	Air Products and Chemicals Inc.	867,509	244,742
	Newmont Corp.	3,143,685	192,299
	Dow Inc.	2,929,387	174,972
	International Flavors & Fragrances Inc.	999,985	131,918
	Fastenal Co.	2,251,287	127,603
	Nucor Corp.	1,118,863	113,453
	LyondellBasell Industries NV Class A	1,027,890	99,428
	International Paper Co.	1,514,431	73,071
	Celanese Corp.	426,310	66,381
	Eastman Chemical Co.	524,228	62,346
	CF Industries Holdings Inc.	836,825	57,632
	Steel Dynamics Inc.	738,619	41,008
	Reliance Steel & Aluminum Co.	244,001	37,303
	Huntsman Corp.	811,042	29,060
	Olin Corp.	562,948	28,525
	Scotts Miracle-Gro Co.	160,854	24,321
	Southern Copper Corp.	330,112	21,091
	Chemours Co.	636,196	20,810
	Avient Corp.	355,690	17,703
	Timken Co.	249,682	16,679
	Commercial Metals Co.	464,351	15,528
	Sensient Technologies Corp.	165,460	14,021
	Cabot Corp.	218,057	11,991
	Tronox Holdings plc Class A	451,033	10,238
	Compass Minerals International Inc.	134,593	7,187
	Worthington Industries Inc.	127,763	6,922
	Kaiser Aluminum Corp.	61,480	5,887
	Carpenter Technology Corp.	182,720	5,248
*	Sylvamo Corp.	137,207	4,087
	Schweitzer-Mauduit International Inc.	117,395	3,553
			2,309,961
Consumer Discretionary (8.1%)
	Home Depot Inc.	4,171,173	1,530,737
	Walmart Inc.	5,625,157	786,453
	McDonald's Corp.	2,930,076	760,208
	Target Corp.	1,910,879	421,215
	Best Buy Co. Inc.	960,179	95,327
	VF Corp.	1,265,104	82,497
	ViacomCBS Inc. Class B	2,283,919	76,397
	Garmin Ltd.	592,732	73,748

	Shares	Market Value ($000)
Genuine Parts Co.	545,229	72,641
Omnicom Group Inc.	824,743	62,153
Interpublic Group of Cos. Inc.	1,535,519	54,572
Whirlpool Corp.	233,081	48,991
Williams-Sonoma Inc.	289,740	46,515
Hasbro Inc.	501,150	46,346
Newell Brands Inc.	1,491,172	34,610
Nielsen Holdings plc	1,398,729	26,380
Polaris Inc.	222,995	25,107
Hanesbrands Inc.	1,363,247	21,948
Leggett & Platt Inc.	519,059	20,685
Travel + Leisure Co.	329,313	18,705
TEGNA Inc.	854,543	16,544
Foot Locker Inc.	352,608	15,755
H&R Block Inc.	687,369	15,713
Penske Automotive Group Inc.	121,380	12,336
LCI Industries	96,975	11,944
MDC Holdings Inc.	222,742	11,291
Rent-A-Center Inc.	256,246	10,801
Kontoor Brands Inc.	203,300	10,021
John Wiley & Sons Inc. Class A	169,384	8,596
HNI Corp.	167,103	7,008
Big Lots Inc.	124,954	5,237
Sinclair Broadcast Group Inc. Class A	175,152	4,813
Steelcase Inc. Class A	343,438	4,238
		4,439,532
Consumer Staples (13.4%)
Procter & Gamble Co.	9,439,002	1,514,488
PepsiCo Inc.	5,418,881	940,284
Coca-Cola Co.	15,226,976	928,998
Philip Morris International Inc.	6,105,368	627,937
CVS Health Corp.	5,160,144	549,607
Altria Group Inc.	7,260,085	369,393
Mondelez International Inc. Class A	5,468,781	366,572
Colgate-Palmolive Co.	3,272,307	269,802
Kimberly-Clark Corp.	1,322,869	182,093
General Mills Inc.	2,394,931	164,484
Archer-Daniels-Midland Co.	2,183,478	163,761
Sysco Corp.	2,003,248	156,554
Walgreens Boots Alliance Inc.	2,812,846	139,967
Kroger Co.	2,903,454	126,562
Hershey Co.	573,110	112,943
Tyson Foods Inc. Class A	1,124,514	102,207
Kraft Heinz Co.	2,718,274	97,314
Clorox Co.	480,796	80,706
Conagra Brands Inc.	1,834,431	63,765
Kellogg Co.	985,831	62,107
J M Smucker Co.	411,035	57,783
Bunge Ltd.	538,166	53,203
Hormel Foods Corp.	1,110,082	52,696
Coca-Cola Europacific Partners plc	785,992	44,920
Campbell Soup Co.	765,451	33,772
Ingredion Inc.	262,160	24,827
Flowers Foods Inc.	738,159	20,764
Spectrum Brands Holdings Inc.	164,654	14,717
Energizer Holdings Inc.	263,980	9,928
Nu Skin Enterprises Inc. Class A	193,085	9,305
Medifast Inc.	44,120	8,767

		Shares	Market Value ($000)
[1]	B&G Foods Inc.	250,818	7,800
	Reynolds Consumer Products Inc.	208,782	6,320
	Vector Group Ltd.	564,287	6,269
	Universal Corp.	92,285	5,023
	Weis Markets Inc.	62,730	3,779
			7,379,417
Energy (8.1%)
	Exxon Mobil Corp.	16,614,552	1,262,041
	Chevron Corp.	7,585,071	996,147
	ConocoPhillips	5,176,993	458,785
	EOG Resources Inc.	2,284,014	254,622
	Schlumberger NV	5,491,573	214,556
	Marathon Petroleum Corp.	2,413,001	173,133
	Williams Cos. Inc.	4,754,444	142,348
	Devon Energy Corp.	2,636,678	133,337
	Valero Energy Corp.	1,595,934	132,415
	Kinder Morgan Inc.	7,611,607	132,137
	Phillips 66	1,257,285	106,605
	ONEOK Inc.	1,734,454	105,247
	Diamondback Energy Inc.	706,417	89,122
	Baker Hughes Co.	2,887,915	79,244
	Coterra Energy Inc.	3,117,498	68,273
	Ovintiv Inc.	1,020,094	39,580
	DT Midstream Inc.	373,403	19,305
	Murphy Oil Corp.	565,433	17,868
	Antero Midstream Corp.	1,309,928	13,034
	Equitrans Midstream Corp.	1,604,251	13,010
	Helmerich & Payne Inc.	409,469	11,752
	Archrock Inc.	518,930	4,380
			4,466,941
Financials (21.6%)
	JPMorgan Chase & Co.	11,514,383	1,711,037
	Bank of America Corp.	28,247,903	1,303,358
	Wells Fargo & Co.	15,681,075	843,642
	Morgan Stanley	5,248,929	538,225
	Citigroup Inc.	7,780,919	506,693
	BlackRock Inc.	560,839	461,537
	PNC Financial Services Group Inc.	1,664,827	342,938
	Chubb Ltd.	1,679,838	331,398
	Truist Financial Corp.	5,266,601	330,848
	CME Group Inc.	1,405,099	322,470
	US Bancorp	5,266,007	306,429
	Progressive Corp.	2,288,028	248,617
	American International Group Inc.	3,254,175	187,929
	MetLife Inc.	2,789,424	187,059
	Bank of New York Mellon Corp.	2,967,686	175,865
	Prudential Financial Inc.	1,482,504	165,403
	Aflac Inc.	2,569,910	161,442
	Travelers Cos. Inc.	964,135	160,220
	T. Rowe Price Group Inc.	884,525	136,597
	State Street Corp.	1,431,938	135,318
	Ameriprise Financial Inc.	439,231	133,662
	Discover Financial Services	1,149,653	133,072
	Arthur J Gallagher & Co.	801,528	126,593
	Fifth Third Bancorp	2,669,352	119,133
	Apollo Global Management Inc.	1,445,030	101,152
	Hartford Financial Services Group Inc.	1,331,750	95,713

	Shares	Market Value ($000)
Northern Trust Corp.	802,174	93,566
KeyCorp	3,637,360	91,152
Regions Financial Corp.	3,768,961	86,460
Citizens Financial Group Inc.	1,674,365	86,180
Huntington Bancshares Inc.	5,646,225	85,032
M&T Bank Corp.	501,136	84,882
Principal Financial Group Inc.	1,025,181	74,900
Cincinnati Financial Corp.	587,627	69,240
Ally Financial Inc.	1,356,276	64,722
Fidelity National Financial Inc.	1,067,935	53,771
Lincoln National Corp.	704,267	49,285
Equitable Holdings Inc.	1,419,213	47,742
East West Bancorp Inc.	551,860	47,648
Comerica Inc.	512,712	47,569
Ares Management Corp. Class A	555,758	44,305
Everest Re Group Ltd.	152,280	43,156
Zions Bancorp NA	602,011	40,828
Webster Financial Corp.	698,394	39,676
Credicorp Ltd.	265,031	37,958
Franklin Resources Inc.	1,131,560	36,176
First Horizon Corp.	2,098,875	35,912
American Financial Group Inc.	266,738	34,751
Assurant Inc.	222,571	33,944
Carlyle Group Inc.	636,178	32,477
People's United Financial Inc.	1,665,083	32,269
Cullen/Frost Bankers Inc.	223,824	31,561
Jefferies Financial Group Inc.	855,707	31,353
First American Financial Corp.	415,086	30,928
Reinsurance Group of America Inc.	266,340	30,584
Invesco Ltd.	1,306,814	29,612
Synovus Financial Corp.	569,115	28,319
Old Republic International Corp.	1,097,594	28,131
Popular Inc.	310,436	27,682
Prosperity Bancshares Inc.	350,480	25,673
Janus Henderson Group plc	660,785	24,383
SouthState Corp.	272,140	22,971
Cadence Bank	731,938	22,815
OneMain Holdings Inc.	439,588	22,709
Bank OZK	476,220	22,311
Glacier Bancorp Inc.	429,629	22,311
Valley National Bancorp	1,564,222	21,774
Houlihan Lokey Inc. Class A	199,300	21,182
PacWest Bancorp	454,476	21,101
New York Community Bancorp Inc.	1,783,163	20,792
Unum Group	797,209	20,233
Hanover Insurance Group Inc.	139,960	19,309
MGIC Investment Corp.	1,270,510	19,286
Evercore Inc. Class A	149,380	18,646
United Bankshares Inc.	510,146	18,023
Hancock Whitney Corp.	337,235	17,779
FNB Corp.	1,338,106	17,288
Umpqua Holdings Corp.	848,159	17,201
Axis Capital Holdings Ltd.	301,486	17,179
Lazard Ltd. Class A	391,758	17,096
RLI Corp.	154,887	16,229
Walker & Dunlop Inc.	113,260	14,997
Community Bank System Inc.	207,455	14,816
Investors Bancorp Inc.	892,120	14,559

	Shares	Market Value ($000)
BankUnited Inc.	346,730	14,476
United Community Banks Inc.	404,834	14,327
First Hawaiian Inc.	502,329	14,241
Assured Guaranty Ltd.	263,711	14,053
Pacific Premier Bancorp Inc.	364,314	13,935
Home BancShares Inc.	590,180	13,905
Associated Banc-Corp	576,613	13,781
Bank of Hawaii Corp.	156,424	13,463
Moelis & Co. Class A	237,877	13,433
Cathay General Bancorp	287,414	12,980
Simmons First National Corp. Class A	443,929	12,696
BOK Financial Corp.	119,160	12,220
Atlantic Union Bankshares Corp.	293,730	11,961
CNO Financial Group Inc.	478,258	11,928
Federated Hermes Inc. Class B	359,915	11,917
Old National Bancorp	649,228	11,900
First Bancorp	786,300	11,441
Independent Bank Group Inc.	146,595	11,130
Fulton Financial Corp.	616,443	11,065
CVB Financial Corp.	502,027	11,060
Navient Corp.	615,674	10,731
Columbia Banking System Inc.	305,138	10,610
Virtu Financial Inc. Class A	342,996	10,609
Artisan Partners Asset Management Inc. Class A	228,421	9,870
First Merchants Corp.	223,360	9,477
First Midwest Bancorp Inc.	445,427	9,252
First Financial Bancorp	355,248	8,956
Washington Federal Inc.	252,563	8,845
WesBanco Inc.	238,740	8,473
Sandy Spring Bancorp Inc.	174,555	8,258
Towne Bank	261,560	8,208
Banner Corp.	131,720	8,181
Cohen & Steers Inc.	95,881	8,009
Renasant Corp.	212,260	7,807
Trustmark Corp.	237,891	7,751
Hope Bancorp Inc.	457,907	7,670
Provident Financial Services Inc.	300,655	7,267
Bank of NT Butterfield & Son Ltd.	195,993	7,183
Argo Group International Holdings Ltd.	122,240	6,941
Northwest Bancshares Inc.	467,049	6,590
NBT Bancorp Inc.	160,526	6,209
Horace Mann Educators Corp.	162,647	6,182
First Commonwealth Financial Corp.	362,093	5,996
Westamerica Bancorp	99,419	5,774
Capitol Federal Financial Inc.	517,076	5,755
Berkshire Hills Bancorp Inc.	193,826	5,735
Mercury General Corp.	103,279	5,645
Stock Yards Bancorp Inc.	92,672	5,521
American National Group Inc.	28,194	5,323
Brookline Bancorp Inc.	293,245	5,015
BancFirst Corp.	65,158	4,884
CNA Financial Corp.	106,302	4,880
Safety Insurance Group Inc.	57,650	4,746
City Holding Co.	59,137	4,743
S&T Bancorp Inc.	146,885	4,526
Employers Holdings Inc.	108,985	4,261
Washington Trust Bancorp Inc.	64,369	3,674
State Auto Financial Corp.	71,029	3,672

	Shares	Market Value ($000)
Kearny Financial Corp.	262,633	3,398
1st Source Corp.	66,537	3,319
TFS Financial Corp.	186,379	3,239
WisdomTree Investments Inc.	526,367	2,953
Community Trust Bancorp Inc.	59,420	2,626
Republic Bancorp Inc. Class A	37,087	1,818
		11,925,278
Health Care (12.8%)
Johnson & Johnson	10,331,731	1,780,054
Pfizer Inc.	21,897,930	1,153,802
AbbVie Inc.	6,929,240	948,544
Eli Lilly & Co.	3,325,153	815,959
Merck & Co. Inc.	9,935,103	809,512
Bristol-Myers Squibb Co.	8,755,865	568,168
Amgen Inc.	2,227,419	505,936
Gilead Sciences Inc.	4,924,413	338,209
Cardinal Health Inc.	1,104,049	56,936
Organon & Co.	988,726	31,550
Perrigo Co. plc	519,495	19,777
Patterson Cos. Inc.	337,559	9,684
Healthcare Services Group Inc.	298,500	5,430
		7,043,561
Industrials (9.5%)
United Parcel Service Inc. Class B	2,837,434	573,758
Raytheon Technologies Corp.	5,872,312	529,624
Caterpillar Inc.	2,122,831	427,878
Lockheed Martin Corp.	971,629	378,090
3M Co.	2,269,299	376,749
Automatic Data Processing Inc.	1,667,879	343,867
Illinois Tool Works Inc.	1,233,093	288,445
Eaton Corp. plc	1,561,058	247,318
Emerson Electric Co.	2,335,727	214,770
General Dynamics Corp.	973,859	206,555
Johnson Controls International plc	2,801,506	203,585
L3Harris Technologies Inc.	767,150	160,557
DuPont de Nemours Inc.	2,052,659	157,234
Paychex Inc.	1,263,243	148,759
PACCAR Inc.	1,337,612	124,385
Cummins Inc.	560,668	123,840
Synchrony Financial	2,135,310	90,943
Packaging Corp. of America	367,590	55,370
CH Robinson Worldwide Inc.	505,348	52,885
Westrock Co.	1,032,052	47,639
RPM International Inc.	500,699	44,367
Snap-on Inc.	209,856	43,702
Hubbell Inc. Class B	212,022	39,710
Watsco Inc.	127,759	36,100
Western Union Co.	1,575,811	29,799
Huntington Ingalls Industries Inc.	154,340	28,892
MDU Resources Group Inc.	790,927	23,230
nVent Electric plc	652,090	22,556
ManpowerGroup Inc.	211,609	22,191
Sonoco Products Co.	386,628	21,899
Crane Co.	194,300	20,112
Flowserve Corp.	509,970	16,635
Triton International Ltd.	258,202	15,601
Ryder System Inc.	205,203	15,019

		Shares	Market Value ($000)
	GATX Corp.	137,664	14,379
	MSC Industrial Direct Co. Inc. Class A	175,719	14,346
	Kennametal Inc.	328,133	11,344
	ABM Industries Inc.	264,172	11,013
	Otter Tail Corp.	158,334	10,038
	McGrath RentCorp	95,154	7,252
	Granite Construction Inc.	178,250	6,413
	Greif Inc. Class A	101,536	6,007
	H&E Equipment Services Inc.	122,943	5,118
	Greenbrier Cos. Inc.	126,714	5,114
	ADT Inc.	607,412	4,610
	Apogee Enterprises Inc.	95,700	4,273
	SFL Corp. Ltd.	482,742	3,958
	Atlas Corp.	228,304	3,301
	Scorpio Tankers Inc.	189,408	2,578
			5,241,808
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	456,995	10,264
*	Douglas Elliman Inc.	264,943	2,056
			12,320
Technology (7.7%)
	Broadcom Inc.	1,565,985	917,479
	QUALCOMM Inc.	4,422,179	777,242
	Intel Corp.	15,854,536	774,019
	Texas Instruments Inc.	3,622,063	650,124
	International Business Machines Corp.	3,505,633	468,247
	HP Inc.	4,515,422	165,852
	Corning Inc.	2,974,250	125,038
	Hewlett Packard Enterprise Co.	5,087,922	83,086
	Seagate Technology Holdings plc	748,188	80,168
	NetApp Inc.	871,176	75,366
	NortonLifeLock Inc.	2,152,293	55,981
	National Instruments Corp.	519,069	21,396
	Avnet Inc.	387,002	15,619
*	Kyndryl Holdings Inc.	877,154	14,806
	Xerox Holdings Corp.	559,726	11,816
			4,236,239
Telecommunications (6.4%)
	Cisco Systems Inc.	16,574,188	922,685
	Comcast Corp. Class A	17,885,869	894,115
	Verizon Communications Inc.	16,254,734	865,239
	AT&T Inc.	28,021,389	714,545
	Lumen Technologies Inc.	3,994,801	49,376
	Juniper Networks Inc.	1,271,575	44,276
	Cogent Communications Holdings Inc.	166,797	10,610
	Telephone & Data Systems Inc.	396,510	7,851
			3,508,697
Utilities (7.9%)
	NextEra Energy Inc.	7,694,301	601,079
	Duke Energy Corp.	3,014,375	316,690
	Southern Co.	4,148,867	288,305
	Dominion Energy Inc.	3,154,794	254,466
	Waste Management Inc.	1,657,281	249,321
	Exelon Corp.	3,821,352	221,447
	American Electric Power Co. Inc.	1,961,282	177,300
	Sempra Energy	1,253,225	173,146
	Xcel Energy Inc.	2,105,248	146,652

	Shares	Market Value ($000)
Public Service Enterprise Group Inc.	1,977,692	131,576
Eversource Energy	1,347,587	120,596
Consolidated Edison Inc.	1,386,122	119,830
WEC Energy Group Inc.	1,234,498	119,796
Edison International	1,459,188	91,622
DTE Energy Co.	755,407	90,974
FirstEnergy Corp.	2,128,143	89,297
Ameren Corp.	995,928	88,379
Entergy Corp.	784,870	87,725
PPL Corp.	2,953,540	87,661
CMS Energy Corp.	1,132,908	72,937
CenterPoint Energy Inc.	2,327,796	66,016
Alliant Energy Corp.	981,260	58,738
Evergy Inc.	896,342	58,226
AES Corp.	2,585,850	57,354
Atmos Energy Corp.	505,267	54,175
NiSource Inc.	1,530,057	44,647
Essential Utilities Inc.	902,757	44,000
Vistra Corp.	1,875,173	40,897
NRG Energy Inc.	952,370	38,028
UGI Corp.	815,806	36,997
Pinnacle West Capital Corp.	440,794	30,684
OGE Energy Corp.	782,388	29,668
IDACORP Inc.	197,230	21,739
National Fuel Gas Co.	343,209	20,843
Portland General Electric Co.	350,619	18,421
Hawaiian Electric Industries Inc.	409,598	17,408
Black Hills Corp.	249,320	16,889
Southwest Gas Holdings Inc.	234,807	16,009
ONE Gas Inc.	204,661	15,941
New Jersey Resources Corp.	375,402	15,095
PNM Resources Inc.	334,882	15,006
ALLETE Inc.	204,517	13,054
Spire Inc.	197,581	13,025
Avista Corp.	275,576	12,252
NorthWestern Corp.	205,264	11,930
MGE Energy Inc.	141,560	10,961
Clearway Energy Inc. Class C	320,738	10,802
Avangrid Inc.	222,490	10,395
South Jersey Industries Inc.	403,076	10,085
Atlantica Sustainable Infrastructure plc	243,986	7,961
SJW Group	108,573	7,476
Northwest Natural Holding Co.	120,889	5,723
Clearway Energy Inc. Class A	137,333	4,237
		4,363,481
Total Common Stocks (Cost $41,624,156)		54,927,235

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $55,873)	0.120%	558,786	55,873
Total Investments (99.8%) (Cost $41,680,029)				54,983,108
Other Assets and Liabilities—Net (0.2%)				92,592
Net Assets (100%)				55,075,700
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,665,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,800,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	495	111,480	(3,439)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Phillips 66	8/31/22	BOANA	40,155	(0.070)	—	(813)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,927,235	—	—	54,927,235
Temporary Cash Investments	55,873	—	—	55,873
Total	54,983,108	—	—	54,983,108

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,439	—	—	3,439
Swap Contracts	—	813	—	813
Total	3,439	813	—	4,252
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.